Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Reportable Segments [Abstract]
Description of Business and Segmented Disclosures

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

Cenovus Energy Inc. and its subsidiaries, (together “Cenovus” or the “Company”) are in the business of developing, producing and marketing crude oil, natural gas liquids (“NGLs”) and natural gas in Canada with marketing activities and refining operations in the United States (“U.S.”).

Cenovus is incorporated under the “Canada Business Corporations Act” and its shares are listed on the Toronto (“TSX”) and New York (“NYSE”) stock exchanges. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.

On October 25, 2020, Cenovus announced that it had entered into a definitive agreement to combine with Husky Energy Inc. (“Husky”). The transaction was accomplished through a plan of arrangement (the “Arrangement”) pursuant to which Cenovus acquired all the issued and outstanding common shares of Husky in exchange for common shares and common share purchase warrants of Cenovus. In addition, all of the issued and outstanding Husky preferred shares were exchanged for Cenovus preferred shares with substantially identical terms. The Arrangement closed on January 1, 2021 (see Note 39).

The Arrangement will combine oil sands and heavy oil assets with extensive transportation, storage and logistics and downstream infrastructure, creating opportunities to optimize the margin captured across the heavy oil value chain. The combined company will be largely integrated reducing exposure to Alberta heavy oil price differentials while maintaining exposure to global commodity prices.

Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision makers. The Company evaluates the financial performance of its operating segments primarily based on operating margin. The Company’s reportable segments at December 31, 2020 are:

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Oil Sands, which includes the development and production of bitumen in northeast Alberta. Cenovus’s bitumen assets include Foster Creek, Christina Lake and Narrows Lake as well as other projects in the early stages of development.

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Conventional, which includes assets rich in NGLs and natural gas within the Elmworth-Wapiti, Kaybob-Edson, and Clearwater operating areas in Alberta and British Columbia and the exploration for heavy oil in Marten Hills area. The assets include interests in numerous natural gas processing facilities. The Company renamed its Deep Basin segment to Conventional in 2020 and its new resource play, Marten Hills, was reclassified from the Oil Sands segment to the Conventional segment. Comparative periods have been reclassified. On December 2, 2020, the Company completed the sale of its Marten Hills assets (see Note 8).

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Refining and Marketing, which is responsible for transporting, selling and refining crude oil into petroleum and chemical products. Cenovus jointly owns two refineries in the U.S. with the operator Phillips 66, an unrelated U.S. public company. In addition, Cenovus owns and operates a crude-by-rail terminal in Alberta. This segment coordinates Cenovus’s marketing and transportation initiatives to optimize product mix, delivery points, transportation commitments and customer diversification. The marketing of crude oil and natural gas sourced from Canada, including physical product sales that settle in the U.S., is considered to be undertaken by a Canadian business. U.S. sourced crude oil and natural gas purchases and sales are attributed to the U.S.

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Corporate and Eliminations, which primarily includes unrealized gains and losses recorded on derivative financial instruments, gains and losses on divestiture of assets, as well as other Cenovus-wide costs for general and administrative, financing activities and research costs. As financial instruments are settled, the realized gains and losses are recorded in the reportable segment to which the derivative instrument relates. Eliminations include adjustments for internal usage of natural gas production between segments, transloading services provided to the Oil Sands segment by the Company’s rail terminal, crude oil production used as feedstock by the Refining and Marketing segment, and unrealized intersegment profits in inventory. Eliminations are recorded at transfer prices based on current market prices. The Corporate and Eliminations segment is attributed to Canada, with the exception of unrealized risk management gains and losses, which have been attributed to the country in which the transacting entity resides.

The following tabular financial information presents the segmented information first by segment, then by product and geographic location.

A) Results of Operations – Segment and Operational Information

	Oil Sands			Conventional			Refining and Marketing
For the years ended December 31,	2020	2019	2018	2020	2019	2018	2020	2019	2018
Revenues
Gross Sales	7,514	10,838	10,026	635	691	904	6,051	10,513	11,183
Less: Royalties	324	1,143	473	40	30	73	-	-	-
	7,190	9,695	9,553	595	661	831	6,051	10,513	11,183
Expenses
Purchased Product	-	-	-	-	-	-	5,397	8,795	9,201
Transportation and Blending	4,399	5,152	5,879	81	82	90	-	-	-
Operating	1,094	1,039	1,037	318	337	403	824	948	927
Inventory Write-Down (Reversal)	316	-	-	-	-	-	239	49	60
(Gain) Loss on Risk Management	268	23	1,551	-	-	26	(21)	(16)	(1)
Operating Margin	1,113	3,481	1,086	196	242	312	(388)	737	996
Depreciation, Depletion and Amortization	1,684	1,543	1,439	880	319	412	739	280	222
Exploration Expense	9	18	6	82	64	2,117	-	-	-
Segment Income (Loss)	(580)	1,920	(359)	(766)	(141)	(2,217)	(1,127)	457	774

				Corporate and Eliminations			Consolidated
For the years ended December 31,				2020	2019	2018	2020	2019	2018
Revenues
Gross Sales				(609)	(689)	(724)	13,591	21,353	21,389
Less: Royalties				-	-	-	364	1,173	546
				(609)	(689)	(724)	13,227	20,180	20,843
Expenses
Purchased Product				(278)	(417)	(517)	5,119	8,378	8,684
Transportation and Blending				(36)	(50)	(27)	4,444	5,184	5,942
Operating				(306)	(236)	(183)	1,930	2,088	2,184
Inventory Write-Down (Reversal)				-	-	-	555	49	60
(Gain) Loss on Risk Management				61	149	(1,271)	308	156	305
Depreciation, Depletion and Amortization				161	107	58	3,464	2,249	2,131
Exploration Expense				-	-	-	91	82	2,123
Segment Income (Loss)				(211)	(242)	1,216	(2,684)	1,994	(586)
General and Administrative				292	331	1,020	292	331	1,020
Finance Costs				536	511	627	536	511	627
Interest Income				(9)	(12)	(19)	(9)	(12)	(19)
Transaction Costs				29	-	-	29	-	-
Foreign Exchange (Gain) Loss, Net				(181)	(404)	854	(181)	(404)	854
Re-measurement of Contingent Payment				(80)	164	50	(80)	164	50
(Gain) Loss on Divestiture of Assets				(81)	(2)	795	(81)	(2)	795
Other (Income) Loss, Net				40	9	13	40	9	13
				546	597	3,340	546	597	3,340
Earnings (Loss) From Continuing Operations Before Income Tax							(3,230)	1,397	(3,926)
Income Tax Expense (Recovery)							(851)	(797)	(1,010)
Net Earnings (Loss) From Continuing Operations							(2,379)	2,194	(2,916)

B) Revenues by Product

For the years ended December 31,	2020	2019	2018
Upstream
Crude Oil	7,270	9,790	9,662
NGLs	142	202	333
Natural Gas	315	299	320
Other	58	65	69
Refined Products	4,734	8,291	9,032
Market Optimization	1,317	2,222	2,151
Corporate and Eliminations	(609)	(689)	(724)
Revenues From Continuing Operations	13,227	20,180	20,843

C) Geographical Information

	Revenues
For the years ended December 31,	2020	2019	2018
Canada	8,399	11,798	11,694
United States	4,828	8,382	9,149
Consolidated	13,227	20,180	20,843

	Non-Current Assets (1)
As at December 31,	2020	2019
Canada	26,168	28,336
United States	3,590	4,093
Consolidated	29,758	32,429
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, other assets and goodwill.

Export Sales

Sales of crude oil, NGLs and natural gas produced or purchased in Canada that have been delivered to customers outside of Canada were $2,639 million (2019 – $4,002 million; 2018 – $2,500 million).

Major Customers

In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2020, Cenovus had three customers (2019 – two; 2018 – three) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $4,323 million, $1,834 million and $1,472 million, respectively (2019 – $6,922 million and $2,316 million; 2018 – $7,840 million, $2,285 million and $2,263 million), which are included in all of the Company’s operating segments.

D) Assets by Segment

	E&E Assets (1)		PP&E		ROU Assets
As at December 31,	2020	2019	2020	2019	2020	2019
Oil Sands	617	594	19,748	20,924	623	768
Conventional	6	193	1,758	2,433	3	3
Refining and Marketing	-	-	3,652	4,131	79	77
Corporate and Eliminations	-	-	253	346	434	477
Consolidated	623	787	25,411	27,834	1,139	1,325

	Goodwill		Total Assets
As at December 31,	2020	2019	2020	2019
Oil Sands	2,272	2,272	24,656	26,203
Conventional	-	-	1,953	2,754
Refining and Marketing	-	-	4,951	5,688
Corporate and Eliminations	-	-	1,210	1,068
Consolidated	2,272	2,272	32,770	35,713
(1)	Prior to its sale, Marten Hills was reclassified from the Oil Sands segment to the Conventional segment and the comparative period was reclassified.

E) Capital Expenditures (1)

For the years ended December 31,	2020	2019	2018
Capital Investment (2)
Oil Sands	427	656	870
Conventional	78	103	228
Refining and Marketing	276	280	208
Corporate and Eliminations	60	137	57
	841	1,176	1,363
Acquisition Capital
Oil Sands	6	2	319
Conventional	12	7	22
Refining and Marketing	-	4	-
Total Capital Expenditures	859	1,189	1,704
(1)	Includes expenditures on PP&E and E&E assets.
(2)	Prior to its sale, Marten Hills was reclassified from the Oil Sands segment to the Conventional segment and the comparative periods were reclassified.